Unaudited condensed consolidated interim statements of changes in equity - USD ($) $ in Millions	Total	Share capital	Share premium	Retained earnings/(accumulated losses)	Translation differences	Share-based payment and income tax deduction on share-based payments	Fair value movement on investment in equity instruments designated as FVTOCI	Total equity attributable to owners of the parent
Equity at beginning of period at Dec. 31, 2024	$ 5,498	$ 7	$ 5,949	$ (1,572)	$ 127	$ 1,047	$ (60)	$ 5,498
Profit for the period	415			415				415
Other comprehensive income or loss	12				7		5	12
Total comprehensive income for the period	426	0	0	415	7	0	5	426
Income tax benefit from excess tax deductions related to share-based payments	(17)					(17)		(17)
Share-based payments	111					111		111
Exercise of stock options	81		81					81
Ordinary shares withheld for payment of employees’ withholding tax liability	(5)		(5)					(5)
Equity at end of period at Jun. 30, 2025	6,096	7	6,026	(1,157)	133	1,141	(55)	6,096
Equity at beginning of period at Dec. 31, 2025	7,323	7	6,187	(280)	139	1,335	(65)	7,323
Profit for the period	838			838				838
Other comprehensive income or loss	(11)				(1)		(10)	(11)
Total comprehensive income for the period	827	0	0	838	(1)	0	(10)	827
Income tax benefit from excess tax deductions related to share-based payments	28					28		28
Share-based payments	117					117		117
Exercise of stock options	129		129					129
Ordinary shares withheld for payment of employees’ withholding tax liability	(8)		(8)					(8)
Equity at end of period at Jun. 30, 2026	$ 8,417	$ 7	$ 6,308	$ 558	$ 138	$ 1,481	$ (75)	$ 8,417